Management Fees, Including Acquisition Fees and Sales Commissions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Related Party Transaction [Line Items]
Fees from affiliated Owner	$ 2,994	$ 3,542		$ 4,000
Fees from unaffiliated Owners	8,556	10,252		11,289
Management fees	13,420	15,610	[1]	17,408	[1]
Fees from Owners
Related Party Transaction [Line Items]
Management fees	11,550	13,794		15,289
Other Fees
Related Party Transaction [Line Items]
Management fees	$ 1,870	$ 1,816		$ 2,119

[1]	Certain amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).